Label	Element	Value
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027 | SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: 11.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.40%
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027 | SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: 666.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.20%
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027 | SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: 751.32 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.80%)